ACQUISITIONS OF SUBSIDIARIES	12 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS OF SUBSIDIARIES

NOTE 16 - ACQUISITIONS OF SUBSIDIARIES

On June 26, 2023, Starbox, as the issuer, and its wholly owned subsidiary, Starbox Global, as the buyer, entered into a share purchase agreement (the “Share Purchase Agreement”), with the then shareholders of One Eighty Ltd, as the sellers, with respect to One Eighty Ltd, as the target company.

Pursuant to the Share Purchase Agreement, Starbox Global acquire 229,500,000 ordinary shares, par value US$0.0001 per share, of One Eighty Ltd (the “Sale Shares”), representing 51% of the issued share capital in One Eighty Ltd, from the One Eighty Shareholders. In consideration of the sale of the Sale Shares, Starbox agreed to issue to the One Eighty Shareholders, in proportion to the ordinary shares of One Eighty they sell, an aggregate of 17,510,000 ordinary shares, par value US$0.001125 per share, of Starbox, based on stock price on June 26, 2023, with an aggregate value of $53,055,300 (the “Consideration Shares”) in two tranches. 8,755,000 Consideration Shares were issued to the One Eighty Shareholders on July 10, 2023 and the remaining 8,755,000 Consideration Shares were issued on September 1, 2023. The Company intends to expand online and offline advertising business with advanced system and technology of providing targeted advertisements and vouchers in AR environment.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of One Eighty Ltd is calculated as follows:

Total purchase considerations for 100% equity interest purchase	$104,030,000
Fair value of assets acquired:
Cash & cash equivalents	$932,893
Accounts receivable, net	2,441,592
Deposit and prepayments	576,231
Other receivables	192,926
Short-term deposit	126,071
Due from related parties	125,984
Tax receivable	541,218
Deferred tax	52,877
Long-term deposit	214,362
Right-of-use assets, net	2,140
Property, plant and equipment, net	2,532,215
Intangible assets acquired	23,500,000
Total assets acquired	31,238,509
Fair value of liabilities assumed:
Accounts payable	(374,782)
Advance from customer	(611,702)
Accrued liabilities and other payables	(383,427)
Due to related parties	(325,309)
Lease Liability - current	(1,005)
Loan payable	(2,115,397)
Lease Liability -noncurrent	(1,135)
Deferred tax liability	(5,640,000)
Total liabilities assumed	(9,452,757)
Total net assets acquired	21,785,752
Goodwill as a result of the acquisition	$82,244,248

The following condensed unaudited pro forma consolidated results of operations for the Company and One Eighty Ltd for the fiscal years ended September 30, 2023, 2022, and 2021 present the results of operations of the Company and One Eighty Ltd as if the acquisitions occurred on October 1, 2020.

The following table presents One Eighty Ltd’s statement of income for the period from the date of acquisition through September 30, 2023.

From the date of acquisition through September 30, 2023

Revenue	$2,899,285
Operating costs and expenses	1,874,449
Income from operations	1,024,836
Other income	17,383
Income tax expenses	406,512
Net income	635,707
Less: net income attributable to non-controlling interests	311,497
Net income attributable to the Company	$324,210

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Fiscal Year Ended September 30, 2023
(Unaudited)
Revenue	$15,875,542
Operating costs and expenses	9,749,002
Income from operations	6,126,540
Other income	26,162
Income tax expense	1,736,777
Net income	4,415,925
Less: net income attributable to non-controlling interests	1,269,051
Net income attributable to the Company	$3,146,874

For the Fiscal Year Ended September 30, 2022
(Unaudited)
Revenue	$13,368,084
Operating costs and expenses	6,221,815
Income from operations	7,146,269
Other income	159,800
Income tax expenses	1,966,108
Net income	5,339,961
Less: net income attributable to non-controlling interests	851,422
Net income attributable to the Company	$4,488,539

For the Fiscal Year Ended September 30, 2021
(Unaudited)
Revenue	$6,008,897
Operating costs and expenses	4,358,023
Income from operations	1,650,874
Other income	88,053
Income tax expenses	628,107
Net income	1,110,820
Less: net loss attributable to non-controlling interests	(165,047)
Net income attributable to the Company	$1,275,867